Other investments (Details 2) SFr in Millions	3 Months Ended
Jun. 30, 2018 CHF (SFr)
Other investments
Impairments and downward adjustments	SFr (3)
Impairments and downward adjustments, Annual Amount	0
Bank
Other investments
Impairments and downward adjustments	(3)
Impairments and downward adjustments, Annual Amount	SFr (3)